Summary of Significant Accounting Policies - Schedule of Matrix Rate (Details)	Oct. 31, 2025
Aging Bucket, 0-90 Days [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket	0.00%
Aging Bucket, 90-180 Days [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket	10.00%
Aging Bucket, 180-360 Days [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket	30.00%
Aging Bucket, 360-540 Days [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket	100.00%
Aging Bucket, 540-720 Days [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket	100.00%
Aging Bucket, Over 720 Days [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket	100.00%